COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Income from interests (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on overdrafts	$ 4,566,729	$ 5,000,550	$ 2,901,607
Interest on promissory notes	5,878,441	6,272,282	3,767,219
Interest on personal loans	12,916,398	16,811,397	16,547,779
Interest on corporate unsecured loans	6,141,212	4,643,906	3,060,511
Interest on credit card loans	4,815,023	5,249,821	5,053,721
Interest on mortgage loans	3,781,641	3,028,718	263,172
Interest on automobile and other secured loan	693,000	757,191	75,662
Interest on foreign trade loans	1,730,633	1,798,461	899,192
Interest on financial leases	1,129,605	1,417,026	1,141,613
Others	3,141,913	1,810,684	540,048
Total	$ 44,794,595	$ 46,790,036	$ 34,250,524